Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Transamerica ETF Trust
Prospectus Date	rr_ProspectusDate	May 01, 2020
DeltaShares S&P 500 Managed Risk ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DeltaShares® S&P 500 Managed Risk ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to track the investment results, before fees and expenses, of the S&P 500 Managed Risk 2.0 Index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Pursuant to the terms of the fund’s Investment Management Agreement, Transamerica Asset Management, Inc., the fund’s investment manager (the “Investment Manager”), has agreed to pay all expenses of the fund, except for Management Fees and certain other exceptions as described in the Statement of Additional Information under the heading “Management Agreement.”
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the fund was 300% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	300.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the DeltaShares S&P 500 Managed Risk ETF (the “fund”) invests a substantial portion, but at least 80%, of its assets, exclusive of collateral held from securities lending, in securities comprising the S&P 500 Managed Risk 2.0 Index (the “Underlying Index”). “To be announced” transactions representing component securities comprising the Underlying Index and depositary receipts based on component securities in the Underlying Index (or, in the case of depositary receipts which themselves are component securities, underlying stocks in respect of such depositary receipts) are included in the above-noted investment policy.

The Underlying Index is designed to simulate, through a rules based methodology, a dynamic portfolio with the aim of both managing the volatility of the Underlying Index and limiting losses from the Underlying Index’s equity exposure due to severe sustained market declines. The Underlying Index seeks to achieve these objectives by allocating weightings among the S&P 500 Index (the “Equity Index”), the S&P U.S. Treasury Bond Current 5-Year Index (the “Treasury Bond Index”) and the S&P U.S. Treasury Bill 0-3 Month Index (the “T-Bill Index”) (collectively, the “Constituent Indices”). The Equity Index measures the performance of the large-cap segment of the U.S. equity market. As of December 31, 2019, the market capitalizations of companies included in the Equity Index were between $2.9 billion and $1.3 trillion. The Treasury Bond Index measures the performance of the most recently issued 5-year U.S. Treasury note or bond. The T-Bill Index measures the performance of U.S. Treasury bills maturing in 0 to 3 months. The weight of each Constituent Index may vary from 0% to 100% of the Underlying Index, and the sum of their weights will equal 100%. The Underlying Index rebalances on a daily basis. Depending on the allocation among the Constituent Indices, the Underlying Index expects to include between 1 and 520 securities.

The Underlying Index’s methodology seeks to address increases in annualized volatility and reduce the effect of severe sustained market declines by changing the allocations among the Constituent Indices. If the annualized volatility of the Equity Index increases, the Underlying Index’s allocation to the Equity Index may be reduced and the remainder allocated to the Treasury Bond Index and/or T-Bill Index. Conversely, a subsequent decrease in the annualized volatility of the Equity Index may result in an increase in allocation to the Equity Index and a decreased allocation to the Treasury Bond Index and/or T-Bill Index. The methodology determines allocation shifts to the Treasury Bond Index and T-Bill Index based on three factors. The methodology allocates more of the shift from the Equity Index to the T-Bill Index when the yield-to-maturity on the Treasury Bond Index is not sufficiently higher than the effective Federal Funds Rate for a sustained period of time, when the volatility of the Treasury Bond Index is high, and/or when the correlation between the Treasury Bond Index and the Equity Index is positive. In seeking to further limit losses due to severe sustained market declines, the methodology also determines allocations among the Constituent Indices based on a moving average calculation of the Underlying Index compared to the current value of the Underlying Index, where the ratio of these two values is considered. As this ratio increases, which tends to happen when the price of the Underlying Index is decreasing, the Underlying Index’s allocation to the Equity Index is further reduced and the allocation to the Treasury Bond Index and/or T-Bill Index is increased. Conversely, when this ratio reduces, which tends to happen when the price of the Underlying Index is increasing, the methodology will increase the allocation to the Equity Index and decrease the allocation to the Treasury Bond Index and/or T-Bill Index. Allocation changes among the Constituent Indices are calculated and may be implemented daily, subject to a 10% daily maximum change in the Equity Index allocation.

Under normal circumstances, in seeking to track the performance of the Underlying Index, the fund employs a replication strategy, which means the fund invests in substantially all of the securities represented in the Underlying Index in approximately the same proportions as the Underlying Index. The fund may also employ a sampling strategy when determined by the fund’s sub-adviser, Milliman Financial Risk Management LLC (the “Sub-Adviser”) to be in the best interest of the fund in pursuing its objective. A sampling strategy means that the fund purchases a subset of the securities in the Underlying Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Underlying Index. The fund may use derivatives, including futures, forwards and swaps on the Constituent Indices or on similar indices, for a variety of purposes, such as in an effort to gain exposure to underlying securities and markets in a more efficient manner, to optimize the execution processes and costs for portfolio transitions or for tax management purposes. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund.

The Underlying Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the fund, the Investment Manager or the Sub-Adviser. The Underlying Index was developed by the Index Provider in collaboration with the Sub-Adviser. The Underlying Index is owned, calculated and controlled by the Index Provider in its sole discretion. The Index Provider determines the composition of the Underlying Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Underlying Index. Neither the Sub-Adviser nor its affiliates has any ability to select Underlying Index components or change the Underlying Index methodology.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. Many factors and risks affect the fund’s performance, including those described below. There is no assurance the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the fund (either directly or through its investments in underlying funds). An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this fund.

Market: The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as overall economic trends or events, government actions or interventions, market disruptions caused by trade disputes or other factors, political factors or adverse investor sentiment. The market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. If the market prices of the securities owned by the fund fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the fund’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may be negatively affected.

Passive Strategy/Index: The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Underlying Index or of the actual securities comprising the Underlying Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Underlying Index will affect the performance, volatility, and risk of the Underlying Index and, consequently, the performance, volatility, and risk of the fund.

Index Tracking: While the Sub-Adviser seeks to track the performance of the Underlying Index (i.e., achieve a high degree of correlation with the Underlying Index), the fund’s return may not match the return of the Underlying Index. When utilizing either a replication or sampling strategy, the fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities and engaging in derivatives transactions. In addition, the fund may not be fully invested at times, generally as a result of cash flows into or out of the fund. The Sub-Adviser may attempt to replicate the Underlying Index return through a sampling strategy, which involves investing in fewer than all of the securities in the Underlying Index, or in some securities not included in the Underlying Index, potentially increasing the risk of divergence between the fund’s return and that of the Underlying Index. To the extent the fund employs a sampling strategy, an adverse development affecting an issuer of a security held by the fund could result in a greater decline in NAV than would be the case if the fund used a full replication strategy and held all of the securities in the Underlying Index. In addition, due to the potential for frequent rebalancing of the Underlying Index, there is greater risk that the fund may not implement all changes to the fund’s portfolio necessary to track exactly the performance of the Underlying Index.

Managed Risk Strategy: The fund employs a managed risk strategy by seeking to track the performance of the Underlying Index. The Underlying Index is a managed risk index designed to simulate a dynamic portfolio with the aim of managing the volatility of the Underlying Index and limiting losses from the Underlying Index’s equity exposure due to severe sustained market declines but may not work as intended. The strategy may result in periods of underperformance, may limit the fund’s ability to participate in rising markets and may increase transaction costs. The fund’s performance may be lower than similar funds that are not subject to a managed risk strategy.

Portfolio Turnover: Due to the Underlying Index’s methodology, during periods of higher volatility, the fund may experience greater portfolio turnover, as increased volatility may result in more frequent allocations among the Constituent Indices. Frequent purchases and sales of portfolio securities may result in higher fund expenses and may result in more significant distributions of short- term capital gains to investors, which are taxed as ordinary income.

Equity Securities: Equity securities include common and preferred stocks. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. Equity securities may have greater price volatility than other asset classes, such as fixed income securities. The value of equity securities fluctuates based on changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. If the fund holds equity securities in a company that becomes insolvent, the fund’s interests in the company will rank junior in priority to the interests of debtholders and general creditors of the company, and the fund may lose its entire investment in the company.

Fixed-Income Securities: The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. The value of your investment will generally go down when interest rates rise. Interest rates in the U.S. and certain foreign markets have been low relative to historic levels, so the fund faces a risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Large Capitalization Companies: The fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion. As a result, the fund’s market value may not rise as much as, or may fall more than, the market value of funds that focus on companies with smaller market capitalizations.

Derivatives: Derivatives involve special risks and costs and may result in losses to the fund. Using derivatives exposes the fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk and credit risk. Their usage can increase fund losses and reduce opportunities for gains when market prices or volatility, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated. Using derivatives may have a leveraging effect, increase fund volatility and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may be required to segregate or earmark liquid assets or otherwise cover its obligations under derivatives transactions and may have to liquidate positions before it is desirable in order to meet these segregation and coverage requirements. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders.

Asset Allocation: The Underlying Index and, thus, the fund allocate assets among equity and fixed income securities. These allocations and the timing of the allocations may result in performance that is less favorable than that of a portfolio that does not allocate its assets among equity and fixed income securities.

Authorized Participants, Market Makers and Liquidity Providers Concentration: The fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be a significantly diminished trading market for Fund Shares, and Fund Shares may trade at a material discount to the fund’s net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/ or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Counterparty: The fund will be subject to the risk that the counterparties to derivatives, repurchase agreements and other financial contracts entered into by the fund will not fulfill their contractual obligations. Adverse changes to counterparties (including derivatives exchanges and clearinghouses) may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of your investment in the fund may decline. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty.

Health Care Sector: When the Underlying Index is significantly allocated to the Equity Index and the Equity Index is focused on a particular sector or sectors, the fund will focus in the same sector or sectors. As of December 31, 2019, a significant portion of the Equity Index was focused in the health care sector. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Information Technology Sector: When the Underlying Index is significantly allocated to the Equity Index and the Equity Index is focused on a particular sector or sectors, the fund will focus in the same sector or sectors. As of December 31, 2019, a significant portion of the Equity Index was focused in the information technology sector. Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Interest Rate: Interest rates in the U.S. and certain foreign markets have been low relative to historic levels. The fund faces a risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the fund may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A significant or rapid rise in rates may result in losses. Changes in interest rates may affect the liquidity and value of the fund’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. If the fund holds variable or floating rate securities, a decrease in interest rates will adversely affect the income received from such securities and the value of the fund’s shares.

Large Shareholder: Certain shareholders, including other funds managed by the Investment Manager, may from time to time own a substantial amount of Fund Shares. As of the date of this Prospectus, certain Transamerica-sponsored mutual funds hold a large portion of Fund Shares. There can be no assurance that any large shareholder will not redeem its investment or that the fund will continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the fund. If a large shareholder were to redeem all, or a large portion, of its Fund Shares, there is no guarantee that the fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. and may, therefore, have a material upward or downward effect on the market price of Fund Shares.

Liquidity: The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. As a general matter, a reduction in the willingness or ability of dealers and other institutional investors to make markets in fixed income securities may result in even less liquidity in certain markets. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of less liquid or illiquid securities for an extended period (for example, several weeks or even longer), and such sale may involve additional costs. Liquidity of particular investments, or even an entire market segment, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.

Market Trading: The NAV of the fund and the value of your investment may fluctuate. Market prices of Fund Shares may fluctuate in response to changes in the fund’s NAV, the intraday value of the fund’s holdings and supply and demand for Fund Shares. There can be no assurance that an active market for Fund Shares will develop or be maintained. The fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or lack of an active trading market for Fund Shares. Any of these factors, among others, may result in Fund Shares trading at a significant premium or discount to NAV. Fund Shares may face trading halts and/or de-listing. The bid-ask spread will vary over time based on the fund’s trading volume and market liquidity. The bid-ask spread may increase significantly in times of market disruption or volatility. If a shareholder purchases Fund Shares at a time when the market price is at a premium to the NAV or sells Fund Shares at a time when the market price is at a discount to the NAV, the shareholder may increase any losses the shareholder might otherwise sustain.

Non-Diversification: The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Underlying Exchange Traded Funds: To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

U.S. Government and Agency Obligations: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. government generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. A security backed by the “full faith and credit” of the U.S. government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in this fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification: The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance and the Underlying Index.

As with all funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.deltashares.com or by calling (888) 316-8077.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance and the Underlying Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 316-8077
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.deltashares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all funds, past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar year ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Return
Best Quarter:	12/31/2019	8.67%
Worst Quarter:	12/31/2018	-10.74%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
DeltaShares S&P 500 Managed Risk ETF | DeltaShares S&P 500 Managed Risk ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.35%
Year 1	rr_ExpenseExampleYear01	$ 36
Year 3	rr_ExpenseExampleYear03	113
Year 5	rr_ExpenseExampleYear05	197
Year 10	rr_ExpenseExampleYear10	$ 443
2018	rr_AnnualReturn2018	(3.68%)
2019	rr_AnnualReturn2019	22.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.74%)
1 Year	rr_AverageAnnualReturnYear01	22.30%
Since Inception	rr_AverageAnnualReturnSinceInception	10.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2017
DeltaShares S&P 500 Managed Risk ETF | Return After Taxes on Distributions | DeltaShares S&P 500 Managed Risk ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.79%
Since Inception	rr_AverageAnnualReturnSinceInception	10.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2017
DeltaShares S&P 500 Managed Risk ETF | Return After Taxes on Distributions and Sale of Fund Shares | DeltaShares S&P 500 Managed Risk ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.49%
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2017
DeltaShares S&P 500 Managed Risk ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.49%
Since Inception	rr_AverageAnnualReturnSinceInception	13.94%
DeltaShares S&P 500 Managed Risk ETF | S&P 500® Managed Risk 2.0 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.74%
Since Inception	rr_AverageAnnualReturnSinceInception	11.28%